AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 82.7%
Communication Services - 18.0%
Alphabet, Inc., Class C	800,000	$124,984,000
Bolloré SE (France)	89,000,000	521,397,516
Comcast Corp., Class A	1,100,000	40,590,000
Fox Corp., Class A	1,600,000	90,560,000
Fox Corp., Class B	3,100,000	163,401,000
News Corp., Class A	5,100,000	138,822,000
The Walt Disney Co.	900,000	88,830,000
Warner Bros Discovery, Inc.*	4,400,000	47,212,000

Total Communication Services		1,215,796,516
Consumer Discretionary - 3.8%
eBay, Inc.	1,150,000	77,889,500
Hyundai Mobis Co., Ltd. (South Korea)	1,000,000	177,954,635

Total Consumer Discretionary		255,844,135
Consumer Staples - 16.3%
Associated British Foods PLC (United Kingdom)	1,300,000	32,228,804
The Coca-Cola Co.	1,300,000	93,106,000
Colgate-Palmolive Co.	700,000	65,590,000
Darling Ingredients, Inc.*	1,005,000	31,396,200
Ingredion, Inc.	950,000	128,449,500
Kenvue, Inc.	5,000,000	119,900,000
KT&G Corp. (South Korea)	1,100,000	75,659,905
PepsiCo, Inc.	1,200,000	179,928,000
The Procter & Gamble Co.	1,250,000	213,025,000
Sysco Corp.	920,000	69,036,800
Tyson Foods, Inc., Class A	1,400,000	89,334,000

Total Consumer Staples		1,097,654,209
Energy - 11.9%
Canadian Natural Resources, Ltd. (Canada)	15,200,000	468,160,000
ConocoPhillips	1,090,000	114,471,800
Diamondback Energy, Inc.	710,000	113,514,800
EOG Resources, Inc.	850,000	109,004,000

Total Energy		805,150,600
Financials - 6.9%
The Bank of New York Mellon Corp.	300,000	25,161,000
Berkshire Hathaway, Inc., Class B*	260,000	138,470,800
The Charles Schwab Corp.	2,800,000	219,184,000
State Street Corp.	900,000	80,577,000

Total Financials		463,392,800
Health Care - 4.0%
Elevance Health, Inc.	290,000	126,138,400
Embecta Corp.	1,600,000	20,400,000
	Shares	Value

Johnson & Johnson	767,682	$127,312,383

Total Health Care		273,850,783
Industrials - 10.4%
Armstrong World Industries, Inc.	650,000	91,572,000
Brenntag SE (Germany)	1,850,000	119,912,549
GrafTech International, Ltd.*	7,000,000	6,120,800
L3Harris Technologies, Inc.	330,000	69,072,300
Lockheed Martin Corp.	150,000	67,006,500
Northrop Grumman Corp.	140,000	71,681,400
Samsung C&T Corp. (South Korea)	1,000,000	79,875,567
U-Haul Holding Co.*,1	300,000	19,608,000
U-Haul Holding Co., Non-Voting Shares	2,950,000	174,581,000

Total Industrials		699,430,116
Information Technology - 7.2%
Cognizant Technology Solutions Corp., Class A	2,100,000	160,650,000
Microsoft Corp.	690,000	259,019,100
Samsung Electronics Co., Ltd. (South Korea)	1,600,000	63,432,758

Total Information Technology		483,101,858
Materials - 3.0%
Olin Corp.	2,205,000	53,449,200
Reliance, Inc.	510,000	147,262,500

Total Materials		200,711,700
Utilities - 1.2%
Talen Energy Corp.*,1	400,000	79,868,000

Total Common Stocks (Cost $3,507,779,888)		5,574,800,717

Principal Amount
Corporate Bonds and Notes - 0.0%#
Industrials - 0.0%#
GrafTech Finance, Inc. 4.625%, 12/23/29[2] (Cost $623,832)	$800,000	549,000

	Shares
Preferred Stocks - 7.1%
Consumer Discretionary - 1.4%
Hyundai Motor Co., 8.390% (South Korea)	400,000	40,578,913
Hyundai Motor Co., 8.430% (South Korea)	523,882	52,771,122

Total Consumer Discretionary		93,350,035
Information Technology - 5.7%
Samsung Electronics Co., Ltd., 2.390% (South Korea)	11,800,000	381,935,102

Total Preferred Stocks (Cost $329,053,931)		475,285,137

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 9.7%
Joint Repurchase Agreements - 0.2%[3]
BNP Paribas SA, dated 03/31/25, due 04/01/25, 4.370% total to be received $274,106 (collateralized by various U.S. Treasuries, 0.000% - 1.875%, 07/31/27 - 02/15/45, totaling $279,554)	$274,073	$274,073
Citadel Securities LLC, dated 03/31/25, due 04/01/25, 4.440% total to be received $3,240,299 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/15/25 - 02/15/55, totaling $3,305,105)	3,239,899	3,239,899
Daiwa Capital Markets America, dated 03/31/25, due 04/01/25, 4.370% total to be received $2,038,199 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 04/10/25 - 03/01/55, totaling $2,078,711)	2,037,952	2,037,952
HSBC Securities USA, Inc., dated 03/31/25, due 04/01/25, 4.370% total to be received $1,509,019 (collateralized by various U.S. Government Agency Obligations, 1.470% - 6.500%, 06/01/28 - 02/01/55, totaling $1,539,013)	1,508,836	1,508,836
RBC Dominion Securities, Inc., dated 03/31/25, due 04/01/25, 4.360% total to be received $3,342,617 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 04/10/25 - 12/15/66, totaling $3,409,056)	3,342,212	3,342,212
State of Wisconsin Investment Board, dated 03/31/25, due 04/01/25, 4.470% total to be received $3,240,301 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/26 - 02/15/53, totaling $3,300,314)	3,239,899	3,239,899

Total Joint Repurchase Agreements		13,642,871
	Principal Amount	Value
U.S. Government Obligations - 4.4%
U.S. Treasury Bills, 3.935%, 10/02/25[4]	$82,000,000	$80,293,799
U.S. Treasury Bills, 4.014%, 03/19/26[4]	68,000,000	65,428,542
U.S. Treasury Bills, 4.158%, 01/22/26[4]	74,000,000	71,616,875
U.S. Treasury Bills, 5.024%, 06/12/25[4]	83,000,000	82,304,460

Total U.S. Government Obligations		299,643,676
Repurchase Agreements - 2.6%
Fixed Income Clearing Corp., dated 03/31/25, due 04/01/25, 4.100% total to be received $172,154,604 (collateralized by a U.S. Treasury Note, 4.125%, 11/30/29, totaling $175,577,655)	172,135,000	172,135,000

	Shares
Other Investment Companies - 2.5%
JPMorgan U.S. Government Money Market Fund, IM Shares, 4.31%[5]	166,037,143	166,037,143

Total Short-Term Investments (Cost $651,442,198)		651,458,690
Total Investments - 99.5% (Cost $4,488,899,849)		6,702,093,544
Other Assets, less Liabilities - 0.5%		35,159,374
Net Assets - 100.0%		$6,737,252,918

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $46,867,301 or 0.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of this security amounted to $549,000 or less than 0.05% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Represents yield to maturity at March 31, 2025.
[5]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$694,399,000	$521,397,516	—	$1,215,796,516
Consumer Staples	989,765,500	107,888,709	—	1,097,654,209
Energy	805,150,600	—	—	805,150,600
Industrials	499,642,000	199,788,116	—	699,430,116
Information Technology	419,669,100	63,432,758	—	483,101,858
Financials	463,392,800	—	—	463,392,800
Health Care	273,850,783	—	—	273,850,783
Consumer Discretionary	77,889,500	177,954,635	—	255,844,135
Materials	200,711,700	—	—	200,711,700
Utilities	79,868,000	—	—	79,868,000
Corporate Bonds and Notes†	—	549,000	—	549,000
Preferred Stocks†	—	475,285,137	—	475,285,137
Short-Term Investments
Joint Repurchase Agreements	—	13,642,871	—	13,642,871
U.S. Government Obligations	—	299,643,676	—	299,643,676
Repurchase Agreements	—	172,135,000	—	172,135,000
Other Investment Companies	166,037,143	—	—	166,037,143
Total Investments in Securities	$4,670,376,126	$2,031,717,418	—	$6,702,093,544

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2025, was as follows:
Country	% of Long-Term Investments
Canada	7.8
France	8.6
Germany	2.0
South Korea	14.4
United Kingdom	0.5
United States	66.7
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$46,867,301	$13,642,871	$33,974,502	$47,617,373
The following table summarizes the securities received as collateral for securities lending at March 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	04/30/25-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.